Document and Entity Information	Sep. 13, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	SEACHANGE INTERNATIONAL, INC.
Amendment Flag	false
Entity Central Index Key	0001019671
Document Type	8-K
Document Period End Date	Sep. 13, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-38828
Entity Tax Identification Number	04-3197974
Entity Address, Address Line One	177 Huntington Ave
Entity Address, Address Line Two	Ste 1703
Entity Address, Address Line Three	#73480
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02115
City Area Code	978
Local Phone Number	897-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	SEAC
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Participating Preferred Stock Purchase Rights
Trading Symbol	SEAC
Security Exchange Name	NASDAQ